DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

We were originally incorporated in Nevada under the name “Duonas Corp.” Effective February 26, 2019, we changed our domicile from Nevada to the Cayman Islands by merging into our wholly owned Cayman Islands subsidiary, Huahui Education Group Limited. As a result of the redomiciliation our name was changed to Huahui Education Group Limited. On July 3, 2019, we completed a share exchange with Huahui Group Stock Limited (“HGSL”), a Seychelles company limited by shares, and HGSL’s shareholders. As a result, HGSL became a wholly owned subsidiary of our company. Huahui Education Group Limited is the public company in which investors hold our Ordinary Shares and as a holding company does not conduct any of our operations. Our operations subsequent to July 3, 2019 consist of the operations of HGSL and its subsidiaries.

We are a holding company incorporated in the Cayman Islands and have holding company subsidiaries in the Seychelle Islands and Hong Kong. All of our operations are controlled or conducted through indirect Subsidiaries in the People’s Republic of China (the “PRC” or “China”). Our corporate structure does not contain any variable interest entities. We are not a Chinese operating company and our structure involves unique risks to investors.

Zhongdehui (Shenzhen) Education Development Co., Limited (“ZDSE”) is engaged in professional management coaching, including researching, developing and applying methods for helping individuals to improve their personal and professional leadership skills and effectiveness.

Shenzhen Huahui Media Technology Co., Limited (“HMTC”) provides event planning and production services.

Huahui (Shenzhen) Education Management Co., Limited (“HEMC”) is focused on coaching, management solution consulting and event planning services.

Huahui Jinming (Shenzhen) Education Technology Co., Limited (“JMET”) is a management solution consulting services provider.

Shandong Yuli Big Data Technology Co. Limited (“SDLY”) is a human resource management consulting company.

Zhongdehui (Shenyang) Education Consulting Co., Ltd. (“ZSEC”) provides stage design, development and production services.

Shenzhen Jiarui Media Co., Ltd. (“SJMC”) provides stage design, development and production services.

Huahui (Huaian) Education Equipment Technology Co., Limited(“HHHA”) in the PRC on February 01 2024, and is an 100% owned subsidiary of HETC. Its main business scope includes the manufacturing of sports goods and equipment, the sales of dedicated instruments for teaching, the R&D and sales of intelligent robots, and the sales of AI hardware and stationery.

Another 5 Subsidiaries do not carry out any substantial business other than maintaining the corporate existence.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

As of December 31, 2023, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Huahui Group Stock Limited (“HGSL”)	May 17, 2017	N/A	Seychelles	100%	Holding company
Huahui Group Co., Limited (“HGCL”)	May 29, 2017	N/A	Seychelles	100%	Holding company
Huahui Group (HK) Co., Limited (“HGHK”)	January 4, 2017	April 20, 2018	Hong Kong	100%	Holding company
Huahui (Shenzhen) Education Management Co., Limited (“HEMC”)	March 28, 2017	April 20, 2018	PRC	100%	Holding company
Shenzhen Huahui Shangxing Education Consulting Co., Limited (“HSEC”)	January 5, 2018	May 4, 2018	PRC	100%	Holding company
Zhongdehui (Shenzhen) Education Development Co., Limited (“ZDSE”)	January 19, 2016	June 27, 2018	PRC	100%	Educational services
Huahui Technology (HK) Co., Limited (“HTHK”)	March 25, 2020	N/A	Hong Kong	100%	Holding company
Huahui (Shenzhen) Education Technology Co., Ltd (“HETC”)	July 8, 2020	N/A	PRC	100%	Holding company
Huahui Jinming (Shenzhen) Education Technology Co., Limited (“JMET”)	July 8, 2020	N/A	PRC	100%	Holding company
Shenzhen Huahui Media Technology Co., Ltd.(“HHMT”)	August 25, 2020	N/A	PRC	100%	Event planning and production; business planning
Zhongdehui (Guangzhou) Education Consulting Co., Limited (“GZZDH”)	December 28, 2020	N/A	PRC	100%	Educational services
Zhongdehui (Shenyang) Education Consulting Co., Limited (“SYZDH”)	December 29, 2020	N/A	PRC	100%	Educational services
Shenzhen Jiarui Media Co.,Limited(SJMC)	June 4, 2021	N/A	PRC	100%	Conference and exhibition planning
Shangdong Yuli Big Data Technology Co., Limited (SDYL)	December 14, 2021	N/A	PRC	80%	Investment holding

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS